SHARE CAPITAL	12 Months Ended
Dec. 31, 2020
Share Capital Abstract
SHARE CAPITAL

Denison is authorized to issue an unlimited number of common shares without par value. A continuity summary of the issued and outstanding common shares and the associated dollar amounts is presented below:

	Number of
	Common
(in thousands except share amounts)	Shares

Balance-January 1, 2019	589,175,086	$1,331,214
Issued for cash:
Share issue proceeds	6,934,500	4,715
Share issue costs	—	(423)
Share option exercises	663,150	405
Share option exercises-fair value adjustment	—	140
Share unit exercises-fair value adjustment	433,333	299
Acquisition-Murphy Lake additional interest (note 10)	32,262	19
Flow-through share premium liability (note 14)	—	(902)
Share cancellations	(46,178)	—
	8,017,067	4,253
Balance-December 31, 2019	597,192,153	$1,335,467

Issued for cash:
Share issue proceeds	81,179,280	33,933
Share issue costs	—	(3,108)
Share option exercises	251,500	148
Share option exercises-fair value adjustment	—	50
Share unit exercises-fair value adjustment	358,949	242
Flow-through share premium liability (note 14)	—	(22)
	81,789,729	31,243
Balance-December 31, 2020	678,981,882	$1,366,710

Share Issues

In December 2019, Denison completed a private placement of 6,934,500 flow-through common shares at a price of $0.68 per share for gross proceeds of $4,715,460. The income tax benefits of this issue were renounced to subscribers with an effective date of December 31, 2019. The related flow-through share premium liabilities are included as a component of other liabilities on the balance sheet at December 31, 2019 and were extinguished during 2020 when the tax benefit was renounced to the shareholders (see note 14).

In April 2020, the Company completed a public offering of 28,750,000 common shares at a price of USD$0.20 per share for gross proceeds of $8,041,000 (USD$5,750,000). The offering included the full exercise of an over-allotment option of 3,750,000 common shares granted to the underwriters.

In October 2020, the Company completed a public offering of 51,347,321 common shares at a price of USD$0.37 per share for gross proceeds of approximately $24,962,000 (USD$18,999,000), which included the partial exercise by the underwriters of their over-allotment option.

In December 2020, Denison completed a private placement of 1,081,959 flow-through common shares at a price of $0.86 per share for gross proceeds of $930,485. The income tax benefits of this issue were renounced to subscribers with an effective date of December 31, 2020. The related flow-through share premium liabilities are included as a component of other liabilities on the balance sheet at December 31, 2020 and will be extinguished during 2021 when the tax benefit is renounced to the shareholders (see note 14).

Share Cancellations

In February 2019, 46,178 shares were cancelled in connection with the January 2013 acquisition of JNR Resources Inc (“JNR”). JNR shareholders were entitled to exchange their JNR shares for shares of Denison in accordance with the share exchange ratio established for the acquisition. In January 2019, this right expired and the un-exchanged shares for which shareholders had not elected to exercise their exchange rights were subsequently cancelled.

Flow-Through Share Issues

The Company finances a portion of its exploration programs through the use of flow-through share issuances. Canadian income tax deductions relating to these expenditures are claimable by the investors and not by the Company.

As at December 31, 2020, the Company has satisfied its obligation to spend $4,715,460 on eligible exploration expenditures by the end of fiscal 2020 as a result of the issuance of flow-through shares in December 2019. The Company renounced the income tax benefits of this issue in February 2020, with an effective date of renunciation to its subscribers of December 31, 2019. In conjunction with the renunciation, the flow-through share premium liability at December 31, 2019 was extinguished and recognized as part of the deferred tax recovery in 2020 (see note 15).

As at December 31, 2020, the Company estimates that it incurred $Nil of expenditures towards its obligation to spend $930,485 on eligible exploration expenditures by the end of fiscal 2021 as a result of the issuance of flow-through shares in December 2020.